UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: June 30, 2003
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  June 30, 2003

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $125,030

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      788    18005 SH       SOLE                     3000             15005
AFFILIATED COMPUTER A          COM              008190100     4849   106025 SH       SOLE                    70000             36025
AMGEN INC COM                  COM              031162100      237     3600 SH       SOLE                                       3600
ANADARKO PETROLEUM             COM              032511107     2952    66372 SH       SOLE                    45400             20972
AUTOMATIC DATA PROCESSING INC  COM              053015103     1178    34800 SH       SOLE                    30000              4800
AVERY DENNISON CORP            COM              053611109     4189    83450 SH       SOLE                    51300             32150
BURLINGTON RESOURCES           COM              122014103     1565    28950 SH       SOLE                    24500              4450
CARDINAL HEALTH INC            COM              14149Y108     4549    70750 SH       SOLE                    45800             24950
CELGENE                        COM              151020104     4428   145950 SH       SOLE                    92200             53750
CHEVRONTEXACO CORP COM         COM              166764100      386     5350 SH       SOLE                                       5350
CISCO SYS INC COM              COM              17275R102     2595   154550 SH       SOLE                    93800             60750
CITIGROUP INC                  COM              172967101     4698   109778 SH       SOLE                    73479             36299
D R HORTON INC COM             COM              23331A109     6561   233500 SH       SOLE                   149000             84500
DARDEN RESTAURANTS             COM              237194105      737    38825 SH       SOLE                    15000             23825
DEVON ENERGY CORP COM          COM              25179M103     3693    69150 SH       SOLE                    35800             33350
DOLLAR GEN CORP COM            COM              256669102     5114   280058 SH       SOLE                   178600            101458
DUKE ENERGY CORPORATION        COM              264399106      201    10100 SH       SOLE                                      10100
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      339    11800 SH       SOLE                                      11800
FANNIE MAE                     COM              313586109     5392    79950 SH       SOLE                    51100             28850
FLEET BOSTON CORP              COM              339030108     3515   118300 SH       SOLE                    93600             24700
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     2797   208700 SH       SOLE                   123000             85700
GENERAL ELECTRIC CO            COM              369604103     4299   149884 SH       SOLE                    79944             69940
HIBERNIA CORP CL A             COM              428656102      470    25900 SH       SOLE                                      25900
HOME DEPOT                     COM              437076102     3348   101100 SH       SOLE                    70600             30500
IBM CORP                       COM              459200101     3548    43008 SH       SOLE                    24700             18308
ILLINOIS TOOL WKS INC COM      COM              452308109      387     5875 SH       SOLE                     1200              4675
IMPATH INC                     COM              45255G101     1767   125250 SH       SOLE                    81200             44050
LOWES COS INC COM              COM              548661107     1222    28450 SH       SOLE                     3400             25050
MEDTRONIC                      COM              585055106     4972   103650 SH       SOLE                    68400             35250
MICROSOFT CORP                 COM              594918104     3869   150880 SH       SOLE                    92200             58680
NEW YORK CMNTY BANCORP COM     COM              649445103     1139    39159 SH       SOLE                                      39159
PAYCHEX INC                    COM              704326107     5925   201616 SH       SOLE                   105400             96216
PFIZER INC                     COM              717081103     1981    58020 SH       SOLE                    43320             14700
PROCTOR & GAMBLE               COM              742718109      243     2725 SH       SOLE                                       2725
SHURGARD STORAGE CTRS COM      COM              82567D104      814    24600 SH       SOLE                     5000             19600
SUNGARD DATA SYSTEMS           COM              867363103     6148   237275 SH       SOLE                   148400             88875
SYSCO CORP COM                 COM              871829107     2830    94200 SH       SOLE                    58300             35900
TIFFANY & CO                   COM              886547108     3180    97300 SH       SOLE                    70600             26700
UNISYS CORP COM                COM              909214108     4311   351061 SH       SOLE                   222810            128251
WAL-MART STORES INC            COM              931142103     3655    68100 SH       SOLE                    47800             20300
WASHINGTON MUTUAL INC          COM              939322103     6768   163875 SH       SOLE                   112300             51575
WILSON GREATBATCH TECHNOLOGIES COM              972232102      928    25700 SH       SOLE                     5000             20700
WYETH                          COM              983024100     2462    54050 SH       SOLE                    37300             16750